Item G.1.b.iv

BNY Mellon Strategic Municipals, Inc.

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Trustees, persons owning more than 10% of the Fund's Common Stock, Auction Preferred Stock ("APS") or Variable Rate MuniFund Term Preferred Shares ("VMTP") and certain additional persons are required to report their transactions in the Fund's stock to the SEC and the Fund.  Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended September 30, 2023, all filing requirements applicable to such persons were complied with except that the Form 3 for Bank of America Corp reflecting the acquisition of VMTP was filed on July 24, 2023 and the Form 4 for UBS Group AG reflecting the disposal of shares of the Fund's APS was filed on July 17, 2023, neither of which were filed in a timely manner.